Share Based Payments - Unvested Option Activity (Details) - USD ($)						12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2018	Sep. 07, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of non-vested options
Number of non-vested options, beginning of period (in shares)						141,000	0
Granted during the year (in shares)			30,000	111,000		0	141,000
Converted during the year (in shares)						0	0
Forfeited during the year (in shares)						0	0
Expired during the year (in shares)						0	0
Number of non-vested options, end of period (in shares)	94,000	141,000			0	94,000	141,000	0
Number of vested options (in shares)						47,000	0	0
Weighted average exercise price per share ($)
Number of non-vested options (in dollars per share)	$ 14.90	$ 15.00			$ 0	$ 14.90	$ 15.00	$ 0
Granted during the year (in dollars per share)						0	15.00
Converted during the year (in dollars per share)						0	0
Forfeited during the year (in dollars per share)						0	0
Expired during the year (in dollars per share)						0	$ 0
Weighted average remaining contractual term (years)
Weighted average remaining contractual term	3 years 7 months 6 days	4 years 7 months 6 days			0 years
Weighted average remaining contractual term for options granted during period							5 years
Weighted average grant date fair value ($)
Weighted average grant date fair value (in dollars per share)	$ 15.00	$ 15.00			$ 0	15.00	$ 15.00	$ 0
Weighted average grant date fair value, options granted in period (in dollars per share)			$ 17.60	$ 14.30		0	15.00
Weighted average grant date fair value, options converted in period (in dollars per share)						0	0
Weighted average grant date fair value, options forfeited in period (in dollars per share)						0	0
Weighted average grant date fair value, options expired in period (in dollars per share)						$ 0	$ 0
Aggregate intrinsic value
Aggregate intrinsic value, non-vested stock options	$ 2,115,300	$ 2,115,300			$ 0	$ 2,115,300	$ 2,115,300	$ 0
Granted during the year						0	2,115,300
Converted during the year						0	0
Forfeited during the year						0	0
Expired during the year						$ 0	$ 0